Property, plant and equipment - Disclosure of analysis of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 74,091
Property, plant and equipment, ending balance	81,520	£ 74,091
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	92,457	87,133
Exchange adjustments	(1,100)	(1,132)
Additions	10,425	8,981
Disposals	(602)	(694)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(88)	7
Reclassifications	49	(12)
Reclassification to held for sale (note 10)		(1,826)
Property, plant and equipment, ending balance	101,141	92,457
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(18,366)	(18,226)
Exchange adjustments	220	223
Depreciation charge for the year	(1,989)	(1,924)
Disposals	554	681
Reclassifications	(40)	(1)
Reclassification to held for sale (note 10)		881
Property, plant and equipment, ending balance	(19,621)	(18,366)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,473
Property, plant and equipment, ending balance	3,612	3,473
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,244	4,210
Exchange adjustments	(55)	(55)
Additions	108	60
Disposals	(47)	(59)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(22)	0
Reclassifications	192	198
Reclassification to held for sale (note 10)		(110)
Property, plant and equipment, ending balance	4,420	4,244
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(771)	(758)
Exchange adjustments	12	12
Depreciation charge for the year	(96)	(93)
Disposals	29	49
Reclassifications	18	(32)
Reclassification to held for sale (note 10)		51
Property, plant and equipment, ending balance	(808)	(771)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	60,841
Property, plant and equipment, ending balance	65,296	60,841
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	77,766	74,551
Exchange adjustments	(934)	(965)
Additions	1,362	1,172
Disposals	(363)	(387)
Adjustment for change in discount rate on decommissioning provisions (note 26)	(66)	7
Reclassifications	5,607	4,583
Reclassification to held for sale (note 10)		(1,195)
Property, plant and equipment, ending balance	83,372	77,766
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(16,925)	(16,730)
Exchange adjustments	197	200
Depreciation charge for the year	(1,665)	(1,632)
Disposals	361	387
Reclassifications	(44)	33
Reclassification to held for sale (note 10)		817
Property, plant and equipment, ending balance	(18,076)	(16,925)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,022
Property, plant and equipment, ending balance	11,752	9,022
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,073	7,022
Exchange adjustments	(91)	(91)
Additions	8,696	7,529
Disposals	(28)	(9)
Adjustment for change in discount rate on decommissioning provisions (note 26)	0	0
Reclassifications	(5,834)	(4,876)
Reclassification to held for sale (note 10)		(502)
Property, plant and equipment, ending balance	11,816	9,073
Assets in the course of construction | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(51)	(67)
Exchange adjustments	0	0
Depreciation charge for the year	2	4
Disposals	1	9
Reclassifications	(16)	3
Reclassification to held for sale (note 10)		0
Property, plant and equipment, ending balance	(64)	(51)
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	755
Property, plant and equipment, ending balance	860	755
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,374	1,350
Exchange adjustments	(20)	(21)
Additions	259	220
Disposals	(164)	(239)
Adjustment for change in discount rate on decommissioning provisions (note 26)	0	0
Reclassifications	84	83
Reclassification to held for sale (note 10)		(19)
Property, plant and equipment, ending balance	1,533	1,374
Motor vehicles and office equipment | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(619)	(671)
Exchange adjustments	11	11
Depreciation charge for the year	(230)	(203)
Disposals	163	236
Reclassifications	2	(5)
Reclassification to held for sale (note 10)		13
Property, plant and equipment, ending balance	£ (673)	£ (619)